Inventories	3 Months Ended
Mar. 31, 2026
Inventories [Abstract]
Inventories	Inventories
Inventories consist of the following:

	March 31, 2026	December 31, 2025
Work in progress	$1,145	$1,018
Raw materials and supplies	681	649
Inventory reserves	(140)	(90)
Total	$1,686	$1,577
For the three months ended March 31, 2026 and 2025, the Company recognized $61 million and $16 million, respectively, within cost of revenue to write down certain inventories to their estimated net realizable value. There were no significant reversals of any write-down of inventories.